Mineral Property Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Property, plant, and equipment, beginning	$ 134,339,000
Property, plant, and equipment, ending	127,531,000	$ 134,339,000
Disposal of plant and equipment	1,000
ROU Assets[member]
Statement [Line Items]
Depreciation	104,000	192,000
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	114,953,000	115,559,000
Additions	31,000	277,000
Disposal		(29,000)
Modification of lease terms		(237,000)
Property, plant, and equipment, ending	115,559,000	114,953,000
Disposal of mineral property interest	(15,463,000)
Disposal of plant and equipment	(8,000)
Cost | ROU Assets[member]
Statement [Line Items]
Property, plant, and equipment, beginning	1,046,000	1,644,000
Additions	10,000	277,000
Disposal		(21,000)
Derecognition		(617,000)
Modification of lease terms		(617,000)
Property, plant, and equipment, ending	1,056,000	1,046,000
Cost | Lands and Buildings [Member]
Statement [Line Items]
Property, plant, and equipment, beginning	1,014,000	1,591,000
Additions	10,000	277,000
Disposal		0
Derecognition		(617,000)
Modification of lease terms		(237,000)
Property, plant, and equipment, ending	1,024,000	1,014,000
Cost | Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	2,412,000	3,018,000
Additions	31,000	277,000
Disposal		(29,000)
Derecognition		(617,000)
Modification of lease terms		(237,000)
Property, plant, and equipment, ending	2,435,000	2,412,000
Disposal of mineral property interest	0
Disposal of plant and equipment	(8,000)
Cost | Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, beginning	112,541,000	112,541,000
Additions	0	0
Disposal	0	0
Modification of lease terms		0
Property, plant, and equipment, ending	112,541,000	112,541,000
Disposal of mineral property interest	(15,463,000)
Disposal of plant and equipment	0
Derecognition of ROU Assets		0
Cost | Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	32,000	53,000
Additions	0	0
Disposal		(21,000)
Modification of lease terms		0
Property, plant, and equipment, ending	32,000	32,000
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(1,877,000)	(2,148,000)
Derecognition on disposal of plant and equipment	8,000
Depreciation charge for the year	(260,000)	(329,000)
Derecognition on disposal		23,000
Accumulated depreciation, ending	(2,129,000)	(1,877,000)
Depreciation charge for the year	260,000	329,000
Derecognition of ROU Assets		577,000
Accumulated Depreciation | ROU Assets[member]
Statement [Line Items]
Derecognition		577,000
Accumulated depreciation, beginning	(390,000)	(749,000)
Depreciation charge for the year	(150,000)	(235,000)
Derecognition on disposal		17,000
Accumulated depreciation, ending	(540,000)	(390,000)
Depreciation charge for the year	150,000	235,000
Accumulated Depreciation | Lands and Buildings [Member]
Statement [Line Items]
Accumulated depreciation, beginning	(370,000)	(723,000)
Depreciation charge for the year	(140,000)		$ 224,000
Derecognition on disposal		0
Accumulated depreciation, ending	(510,000)	(370,000)
Depreciation		577,000
Depreciation charge for the year	140,000		(224,000)
Accumulated Depreciation | Plant and Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(1,877,000)	(2,148,000)
Derecognition on disposal of plant and equipment	8,000
Depreciation charge for the year	(260,000)	329,000
Derecognition on disposal		23,000
Accumulated depreciation, ending	(2,129,000)	(1,877,000)
Depreciation charge for the year	260,000	(329,000)
Derecognition of ROU Assets		577,000
Accumulated Depreciation | Mineral Property Interest
Statement [Line Items]
Accumulated depreciation, beginning	0	0
Derecognition on disposal of plant and equipment	0
Depreciation charge for the year	0	0
Derecognition on disposal		0
Derecognition of ROU Assets		0
Accumulated depreciation, ending	0	0
Depreciation charge for the year	0	0
Accumulated Depreciation | Equipment
Statement [Line Items]
Derecognition			0
Accumulated depreciation, beginning	(20,000)	(26,000)
Depreciation charge for the year	(10,000)	(11,000)
Derecognition on disposal		17,000
Accumulated depreciation, ending	(30,000)	(20,000)
Depreciation charge for the year	10,000	11,000
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	21,263,000	22,235,000
Foreign currency translation difference ending balacne	30,147,000	21,263,000
Net carrying value	127,531,000	134,339,000
Movement for the year	8,884,000	(1,012,000)
Movement from derecognition of ROU Assets			40,000
Foreign Currency Translation Difference | ROU Assets[member]
Statement [Line Items]
Foreign currency translation difference beginning balance	(37,000)	(70,000)
Foreign currency translation difference ending balacne	(1,000)	(37,000)
Net carrying value	517,000	619,000
Movement for the year	38,000	(7,000)
Movement from derecognition		40,000
Foreign Currency Translation Difference | Lands and Buildings [Member]
Statement [Line Items]
Foreign currency translation difference beginning balance	(36,000)	(69,000)
Foreign currency translation difference ending balacne	2,000	(36,000)
Net carrying value	516,000	608,000
Movement for the year	38,000	(7,000)
Movement from derecognition		40,000
Foreign Currency Translation Difference | Plant and Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	184,000	152,000
Movement for the year	41,000	(8,000)
Foreign currency translation difference ending balacne	225,000	184,000
Net carrying value	531,000	719,000
Movement from derecognition of ROU Assets		40,000
Foreign Currency Translation Difference | Mineral Property Interest
Statement [Line Items]
Foreign currency translation difference beginning balance	21,079,000	22,083,000
Movement for the year	8,843,000	(1,004,000)
Foreign currency translation difference ending balacne	29,922,000	21,079,000
Net carrying value	127,000,000	133,620,000
Movement from derecognition of ROU Assets			$ 0
Foreign Currency Translation Difference | Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	(1,000)	(1,000)
Foreign currency translation difference ending balacne	(1,000)	(1,000)
Net carrying value	1,000	11,000
Movement for the year	$ 0	0
Movement from derecognition		$ 0